UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21419

                                SPARX Funds Trust
               (Exact name of Registrant as specified in charter)

                  360 Madison Avenue, New York, New York, 10017


                              Kevin T. Medina, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                                Janna Manes, Esq.
                            Strook Strook & Lavan LLP
                                 180 Maiden Lane
                               New York, NY 10038

       Registrant's telephone number, including area code: (212) 452-5000

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

SPARX Japan Fund
July 31, 2006 (Unaudited)

                                SPARX JAPAN FUND
                             SCHEDULE OF INVESTMENTS
                            JULY 31, 2006 (UNAUDITED)



     Shares                                                                           Value


              COMMON STOCKS                                     96.0%

              BANKS                                             12.5%
     97,400   Bank of the Ryukyus, Ltd.                                       $     2,153,683
        631   Mizuho Financial Group, Inc.                                          5,300,301
        701   Sumitomo Mitsui Financial Group, Inc.                                 7,459,723
                                                                              ---------------
                                                                                   14,913,707
                                                                              ---------------
              CHEMICALS                                          1.0%
     36,180   Kose Corp.                                                            1,218,150
                                                                              ---------------
              COMMUNICATION                                      3.4%
        682   Fuji Television Network, Inc.                                         1,421,763
     23,100   Otsuka Corp.                                                          2,581,107
                                                                              ---------------
                                                                                    4,002,870
                                                                              ---------------
              ELECTRIC APPLIANCES                                6.6%
     19,200   Cosel Co., Ltd.                                                         353,369
     90,000   Densei-Lambda K.K.                                                    1,332,984
    127,000   Neomax Co., Ltd.                                                      2,376,161
     21,900   Nidec Copal Electronics Corp.                                           152,820
     30,600   Nidec Corp.                                                           2,172,655
        715   Wacom Co., Ltd.                                                       1,428,191
                                                                              ---------------
                                                                                    7,816,180
                                                                              ---------------
              FISHERY, AGRICULTURE & FORESTRY                    1.3%
    292,200   Nippon Suisan Kaisha, Ltd.                                            1,524,145
                                                                              ---------------
              FOODS                                              1.5%
    204,000   Calpis Co., Ltd.                                                      1,763,391
                                                                              ---------------
              GLASS & CERAMICS                                   4.0%
    127,000   Nippon Electric Glass Co., Ltd.                                       2,835,885
    519,000   Taiheiyo Cement Corp.                                                 1,951,145
                                                                              ---------------
                                                                                    4,787,030
                                                                              ---------------
              MACHINERY                                          6.8%
    159,000   Komatsu, Ltd.                                                         3,196,781
     40,100   Shima Seiki Manufacturing, Ltd.                                       1,077,308
    143,900   THK Co., Ltd.                                                         3,828,297
                                                                              ---------------
                                                                                    8,102,386
                                                                              ---------------
              METAL PRODUCTS                                     2.2%
    166,000   NHK Spring Co., Ltd.                                                  1,770,840
     34,100   Rinnai Corp.                                                            847,704
                                                                              ---------------
                                                                                    2,618,544
                                                                              ---------------
              NONFERROUS METALS                                  2.2%
    185,000   Sumitomo Metal Mining Co., Ltd.                                       2,609,316
                                                                              ---------------

                                SPARX JAPAN FUND
                         SCHEDULE OF INVESTMENTS (CONT.)
                            JULY 31, 2006 (UNAUDITED)



     Shares                                                                           Value

              OTHER PRODUCTS                                     9.2%
    107,100   Arrk Corp.                                                      $     2,120,607
    141,000   Asics Corp.                                                           1,393,458
    146,100   Cleanup Corp.                                                         1,173,694
     79,400   Fuji Seal International, Inc.                                         2,112,347
     13,000   Mizuno Corp.                                                             80,396
    165,600   Namco Bandai Holdings, Inc.                                           2,377,579
     44,800   Nissha Printing Co., Ltd.                                             1,680,318
                                                                              ---------------
                                                                                   10,938,399
                                                                              ---------------
              PHARMACEUTICALS                                    5.3%
    110,100   Daiichi Sankyo Co., Ltd.                                              3,025,121
    103,000   Hisamitsu Pharmaceutical Co., Inc.                                    3,270,269
                                                                              ---------------
                                                                                    6,295,390
                                                                              ---------------
              PRECISION INSTRUMENT                               3.6%
      8,920   Medkit Co., Ltd.                                                      2,349,723
    144,100   Nidec Copal Corp.                                                     1,959,544
                                                                              ---------------
                                                                                    4,309,267
                                                                              ---------------
              REAL ESTATE MGMT                                   3.7%
     16,270   Sumitomo Real Estate Sales Co., Ltd.                                  1,309,888
     45,800   Tokyu Livable, Inc.                                                   3,044,145
                                                                              ---------------
                                                                                    4,354,033
                                                                              ---------------
              RETAIL TRADE                                       8.8%
     82,200   Chiyoda Co., Ltd.                                                     1,796,075
        717   Link Theory Holdings Co., Ltd.                                        1,844,956
     87,700   Nafco Co., Ltd.                                                       2,562,650
        769   Narumiya International Co., Ltd.                                        528,564
     84,800   Saizeriya Co., Ltd.                                                   1,337,332
    129,200   Sugi Pharmacy Co., Ltd.                                               2,383,514
                                                                              ---------------
                                                                                   10,453,091
                                                                              ---------------
              RUBBER PRODUCTS                                    2.2%
    142,700   Bridgestone Corp.                                                     2,595,224
                                                                              ---------------
              SECURITIES & COMMODITY FUTURES                     0.5%
        438   kabu.com Securities Co., Ltd.                                           676,227
                                                                              ---------------
              SERVICES                                           6.9%
        530   Intelligence, Ltd.                                                    1,479,349
     31,200   Kyoritsu Maintenance Co., Ltd.                                          938,898
        805   Pacific Golf Group International Holdings K.K.*                       1,151,555
        958   Round One Corp.                                                       3,860,579
     11,650   USS Co., Ltd.                                                           774,329
                                                                              ---------------
                                                                                    8,204,710
                                                                              ---------------
              TEXTILES & APPAREL                                 1.4%
    175,000   Japan Vilene Co., Ltd.                                                1,063,936
    105,000   Sanyo Shokai, Ltd.                                                      653,932
                                                                              ---------------


                         SPARX JAPAN FUND
                  SCHEDULE OF INVESTMENTS (CONT.)
                     JULY 31, 2006 (UNAUDITED)



     Shares                                                                           Value


                                                                              $     1,717,868
                                                                              ---------------

              TRANSPORT EQUIPMENT                                9.2%
     56,700   F.C.C. Co., Ltd.                                                      1,130,093
     76,200   Nidec Tosok Corp.                                                       865,388
    227,000   Suzuki Motor Corp.                                                    5,553,971
     64,000   Toyota Motor Corp.                                                    3,382,965
                                                                              ---------------
                                                                                   10,932,417
                                                                              ---------------

              WAREHOUSING & HARBOR TRANSPORT SERVICES            2.4%
    138,500   Kintetsu World Express, Inc.                                          2,917,506
                                                                              ---------------
              WHOLESALE                                          1.3%
     83,400   Misumi Group, Inc.                                                    1,549,496
                                                                              ---------------
              TOTAL COMMON STOCKS
                (Cost $116,854,747)                                               114,299,347
                                                                              ---------------


Principal Amount                                                                      Value

              SHORT-TERM INVESTMENTS                             3.6%
  4,274,166   UMB Bank Money Market Fiduciary, 3.65%                                4,274,166
                                                                              ---------------
              TOTAL SHORT-TERM INVESTMENTS
                (Cost $4,274,166)                                                   4,274,166
                                                                              ---------------

              TOTAL INVESTMENTS                                 99.6%
                (COST $121,128,913)                                               118,573,513
              OTHER ASSETS LESS LIABILITIES                      0.4%                 465,749
                                                                              ---------------
              NET ASSETS                                       100.0%         $   119,039,262
                                                                              ===============

------------------------------------------------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY

                                     PERCENT OF
                                     INVESTMENT
COUNTRY                              SECURITIES                 VALUE
--------------------------------------------------------------------------------
Japan                                   96.4%               $114,299,347
United States                            3.6                   4,274,166
--------------------------------------------------------------------------------
Total                                  100.0%               $118,573,513
--------------------------------------------------------------------------------


*  Non-Income Producing

                                SPARX JAPAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)


Note 1 - Federal Tax Information


         At July 31, 2006 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:


                   Cost of investments                          $ 121,131,228
                                                             =================

                   Gross unrealized appreciation                 $ 10,139,940
                   Gross unrealized depreciation                  (12,697,655)
                                                             -----------------

          Net unrealized appreciation on investments             $ (2,557,715)
                                                             ================


         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.



         Below is a disclosure to consider for FIN 48 relating to income taxes:


         NEW ACCOUNTING POLICIES

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Chief Executive Officer
         B                          Certificate of Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX FUNDS TRUST

By:      /s/Takashi Tsuchiya
         -------------------
         Takashi Tsuchiya
         Chief Executive Officer

Date:    September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Takashi Tsuchiya
-------------------
Takashi Tsuchiya
Chief Executive Officer
September 26, 2006

/s/Hoi Fong
-----------
Hoi Fong
Chief Financial Officer
September 26, 2006